Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees £m1		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2025	270	1,600	443	2,313
Exchange and other adjustments	1	2	(2)	1
Provisions applied	–	(182)	(278)	(460)
(Credit) charge for the period	(49)	37	334	322
At 30 June 2025	222	1,457	497	2,176
1In respect of loans and advances to customers.